Contract liabilities - Summary of contract liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Contract liabilities [abstract]
Current	£ 252	£ 130
Non-current	1,754	1,342
Total contract liabilities	£ 2,006	£ 1,472	£ 1,160